Inx Token Liability (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inx Token Liability Explanatory [Abstract]
Schedule of the number of INX Tokens that the Company has distributed
	December 31,
	2020	2019

Founding shareholders:
Triple-V	9,435,939	9,435,939
A-Labs	4,550,000	4,550,000

	13,985,939	13,985,939

Investors - see Note 8	2,549,481	1,068,000
Issued in the Offering	10,256,128	-
Holders of convertible loans	2,690,623	2,690,623
Service providers	1,215,000	1,147,500

Total	30,697,171	18,892,062

INX Token liability	$24,106	$1,179

Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates
	Discount rate	Number of INX tokens	Total fair value
Not subject to lock-up	0%	10,256,128	$9,232
Subject to lock-up through February 2021	6.35%	2,553,124	$2,152
Subject to lock-up through September 2021	12.09%	1,481,481	$1,171
Subject to lock-up through April 2023	21.77%	16,406,438	$11,551
Total		30,697,171	$24,106

Schedule of a quantitative sensitivity analysis of certain inputs that are significant to the fair value measurement
Significant inputs	Input used	Sensitivity of the input to fair value

Price of the INX Ordinary share	December 2019: $0.98	10% increase (decrease) in the share price would result in increase (decrease) in fair value as of December 31, 2019 by $120.
Number of INX tokens expected to be issued in the Offering	130 million	Decrease of 50 million in the number of INX Tokens would result in an increase in fair value as of December 31, 2019 by $559.